14. DEFERRED TAX ASSETS AND LIABILITIES, INCOME TAX AND MINIMUM NOTIONAL INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Tax Assets And Liabilities Income Tax And Minimum Notional Income Tax Tables
Deferred tax assets and liabilities

	12.31.2016	Reclassification to held for sale	Profit (loss) (1)	Other comprehensive income (loss) (2)	12.31.2017
Tax loss-carryforwards	942	-	694	-	1,636
Trade and other receivables	194	(5)	(70)	-	119
Financial assets at fair value through profit and loss	-	-	12	-	12
Trade and other payables	1,124	-	58	-	1,182
Defined benefit plans	361	(56)	(41)	(4)	260
Provisions	1,722	(306)	(674)	-	742
Taxes payable	224	-	(55)	-	169
Liabilities associated to assets classified as held for sale	-	367	-	-	367
Other	126	-	(81)	-	45
Deferred tax asset	4,693	-	(157)	(4)	4,532
Property, plant and equipment	(4,624)	841	2,083	-	(1,700)
Investments in companies	(1,329)	-	222	(176)	(1,283)
Intangible assets	(294)	-	221	-	(73)
Trade and other receivables	(851)	-	176	-	(675)
Financial assets at fair value through profit and loss	(95)	-	46	-	(49)
Borrowings	(61)	-	(75)	-	(136)
Assets classified as held for sale	-	(841)	-	-	(841)
Other	(3)	-	8	-	5
Deferred tax liabilities	(7,257)	-	2,681	(176)	(4,752)

(1)	Includes a loss of $ 618 million corresponding to discontinued operations.
(2)	Includes a loss of $ 180 million corresponding to discontinued operations.

	12.31.2015	Increase for subsidiaries acquisition	Profit (loss) (1)	Other comprehensive income (loss) (2)	12.31.2016
Tax loss-carryforwards	32	-	910	-	942
Trade and other receivables	53	89	52	-	194
Financial assets at fair value through profit and loss	8	-	(8)	-	-
Trade and other payables	333	-	791	-	1,124
Defined benefit plans	109	170	55	27	361
Provisions	134	1,372	216	-	1,722
Taxes payable	49	379	(192)	(12)	224
Other	23	112	(9)	-	126
Deferred tax asset	741	2,122	1,815	15	4,693
Property, plant and equipment	(710)	(4,477)	563	-	(4,624)
Share of profit from joint ventures and associates	-	(1,281)	(48)	-	(1,329)
Intangible assets	(229)	(74)	9	-	(294)
Trade and other receivables	(266)	(269)	(316)	-	(851)
Financial assets at fair value through profit and loss	(49)	(53)	7	-	(95)
Borrowings	(25)	(43)	7	-	(61)
Other	(2)	(21)	20	-	(3)
Deferred tax liabilities	(1,281)	(6,218)	242	-	(7,257)

(1)	Includes a loss of $ 103 million corresponding to discontinued operations.
(2)	Includes a gain of $ 17 million corresponding to discontinued operations.

Net Deferred tax assets and liabilities
	12.31.2017	12.31.2016
Deferred tax asset	1,306	1,232
Deferred tax liabilities	(1,526)	(3,796)
Deferred tax liabilities, net	(220)	(2,564)

Income tax charge
	12.31.2017	12.31.2016	12.31.2015
Current tax	1,385	1,021	370
Deferred tax	(2,524)	(2,057)	163
Direct charges for income tax	79	-	-
Difference in the estimate of previous fiscal year income tax and the income return	(307)	(5)	-
Other comprehensive (loss) income	-	(15)	-
Minimum notional tax	-	(145)	54
Total income tax expense (gain)	(1,367)	(1,201)	587

Reconciliation of income tax expense
	Note	12.31.2017	12.31.2016	12.31.2015
Profit (loss) before tax		4,209	(1,525)	4,436
Current tax rate		35%	35%	35%
Result at the tax rate		1,473	(534)	1,553
Share of profit of joint ventures and associates		(208)	(39)	-
Non-taxable results		(1,347)	(731)	(1,045)
Non-deductible cost		194	-	-
Non-deductible provisions		121	123	12
Other		9	131	(2)
Effect of tax rate change in deferred tax	48	(449)	-	-
Minimum notional income tax credit		-	(145)	54
Difference in the estimate of previous fiscal year income tax and the income tax statement		(447)	13	45
Deferred tax not previously recognized		(714)	17	(282)
Deferred tax assets not recognized		1	(36)	252
Total income tax expense (gain)		(1,367)	(1,201)	587

Tax loss caryforwards
Fiscal year generation	Fiscal year prescription	12.31.2017	12.31.2016

2012	2017	-	167
2013	2018	1	115
2014	2019	1	153
2015	2020	10	252
2016	2021	684	942
2017	2022	940	-
		1,636	1,629
Unrecognized deferred assets		-	(687)
Recognized Tax loss-carryforwards		1,636	942